November 30, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Ms. Patsy Mengiste, Document control - EDGAR

Re:    AXP Investment Series, Inc.
         AXP Diversified Equity Income Fund
         AXP Mutual
       File No. 2-11328/811-54

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP INVESTMENT SERIES, INC.



/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg
     Vice President, General Counsel and Secretary

LLO/KW/AB